Convertible Preferred Shares and Redeemable Convertible Preferred Shares - Additional Information (Details) $ / shares in Units, $ in Millions		6 Months Ended	12 Months Ended
	Dec. 31, 2024 USD ($) Integer $ / shares shares	Jun. 30, 2025 USD ($) Integer $ / shares shares	Dec. 31, 2024 Integer shares	Dec. 31, 2023 shares
Preferred Stock, Convertible, Terms	automatically be converted, based on the then-effective conversion price applicable to the relevant series of Preferred Shares upon the earlier of (i) the closing of an IPO that resulted in an offering of at least $600 million and aggregate gross proceeds of at least $60 million, or (ii) the date specified by written consent of the holders of sixty-six percent (66%) of such class of Preferred Shares.		automatically be converted, based on the then -effective conversion price applicable to the relevant series of Preferred Shares upon the earlier of (i) the closing of an IPO that resulted in an offering of at least $600 million and aggregate gross proceeds of at least $60 million, or (ii) the date specified by written consent of the holders of sixty-six percent (66%) of such class of Preferred Shares.
Authorized Number Of Directors Appointed By Lead Investors | Integer	5	5	5
Preferred Stock, Dividends Per Share, Declared | $ / shares	$ 0	$ 0
Series Seed Preferred Shares, as converted to ordinary [Member]
Temporary Equity, Shares Issued | shares	71,428,571	71,428,571	71,428,571	71,428,571
Proceeds from Issuance of Convertible Preferred Stock	$ 0.5	$ 0.5
Payments of Stock Issuance Costs	$ 0.1	$ 0.1
Number Of Directors Appointed By Lead Investors | Integer	1	1	1
Preferred Stock, Redemption Terms	(i) the seventh (7th) anniversary of August 30, 2020, or (ii) any material breach of the agreements entered into in connection with the Series Seed Purchase Agreement.	(i) the seventh (7th) anniversary of August 30, 2020, or (ii) any material breach of the agreements entered into in connection with the Series Seed Purchase Agreement.
Preferred Stock Redemption Price Per Share Terms	(a) 200% of the Series Seed original issue price, plus (b) an amount equal to a rate of return of 10% per annum of the original issue price of the Series Seed preferred shares calculated from the original issue date through the redemption date, plus (c) all declared or accrued but unpaid dividends, proportionally adjusted for any share splits, share dividends, combinations, recapitalizations, or similar transactions.	(a) 200% of the Series Seed original issue price, plus (b) an amount equal to a rate of return of 10% per annum of the original issue price of the Series Seed preferred shares calculated from the original issue date through the redemption date, plus (c) all declared or accrued but unpaid dividends, proportionally adjusted for any share splits, share dividends, combinations, recapitalizations, or similar transactions.
Series A Preferred Shares, as converted to ordinary [Member]
Temporary Equity, Shares Issued | shares	326,079,495	326,079,495	326,079,495
Proceeds from Issuance of Convertible Preferred Stock	$ 19.0	$ 19.0
Series B Preferred Shares, as converted to ordinary [Member]
Temporary Equity, Shares Issued | shares	239,156,361	239,156,361	239,156,361	239,156,361
Proceeds from Issuance of Convertible Preferred Stock	$ 21.0	$ 21.0
Payments of Stock Issuance Costs	$ 0.1	$ 0.1
Number Of Directors Appointed By Lead Investors | Integer	1	1	1
Series C Redeemable Convertible Preferred Stock [Member]
Number Of Directors Appointed By Lead Investors | Integer	1	1	1
Series C-1 Preferred Shares, as converted to ordinary [Member]
Temporary Equity, Shares Issued | shares	270,636,854	270,636,854	270,636,854	270,636,854
Proceeds from Issuance of Convertible Preferred Stock	$ 60.6	$ 60.6
Payments of Stock Issuance Costs	$ 1.1	$ 1.1
Series C-2 Preferred Shares, as converted to ordinary [Member]
Temporary Equity, Shares Issued | shares	127,875,914	127,875,914	127,875,914	127,875,914
Proceeds from Issuance of Convertible Preferred Stock	$ 36.4	$ 36.4
Payments of Stock Issuance Costs	$ 0.6	$ 0.6
Series Band Series C Redeemable Convertible Preferred Stock [Member]
Preferred Stock, Redemption Terms	(i) the seventh (7th) anniversary of August 30, 2020, or (ii) any material breach of the agreements entered into in connection with the Series B Purchase Agreement or the Series C Purchase Agreement, respectively.	(i) the seventh (7th) anniversary of August 30, 2020, or (ii) any material breach of the agreements entered into in connection with the Series B Purchase Agreement or the Series C Purchase Agreement, respectively.
Preferred Stock Redemption Price Per Share Terms	(a) 100% of the respective Series B or Series C preferred shares original issue price, plus (b) an amount equal to a rate of return of 10% per annum of the original issue price of the Series B or Series C preferred shares calculated from the original issue date through the redemption date of the respective Series B or Series C preferred shares, plus (c) all declared or accrued but unpaid dividends, proportionally adjusted for any share splits, share dividends, combinations, recapitalizations, or similar transactions.	(a) 100% of the respective Series B or Series C preferred shares original issue price, plus (b) an amount equal to a rate of return of 10% per annum of the original issue price of the Series B or Series C preferred shares calculated from the original issue date through the redemption date of the respective Series B or Series C preferred shares, plus (c) all declared or accrued but unpaid dividends, proportionally adjusted for any share splits, share dividends, combinations, recapitalizations, or similar transactions.